Borrowings - Maturity of Long Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2025	$ 272,035
2026	345,207
2027	283,352
2028	293,736
2029	241,480
2030 and thereafter	717,358
Total borrowings	$ 2,153,168	$ 1,878,977